Commitments (Details)						1 Months Ended		12 Months Ended
	Aug. 12, 2019 CNY (¥)	Aug. 15, 2018 USD ($)	Aug. 15, 2018 CNY (¥)	Jun. 29, 2018 USD ($)	Jun. 29, 2018 CNY (¥)	Jun. 20, 2018 USD ($)	Jun. 20, 2018 CNY (¥)	Dec. 31, 2019
Commitments (Textual)
Commitments, description						On November 30, 2018, in furtherance of a memorandum of understanding signed in March 2018, the Company entered into an agreement with Airbus SAS ("Airbus"), pursuant to which Airbus will develop and certify a complete solution allowing the installation of our "AERKOMM K++" system on Airbus' single aisle aircraft family including the Airbus A319/320/321, for both Current Engine Option (CEO) and New Engine Option (NEO) models. Airbus will also apply for and obtain on our behalf a Supplemental Type Certificate (STC) from the European Aviation Safety Agency, or EASA, as well as from the U.S. Federal Aviation Administration or FAA, for the retrofit system. It is anticipated that the Bilateral Aviation Safety Agreement between EASA and the Civil Aviation Administration of China, or CAAC, will be finalized and go into effect in 2019. Pursuant to the terms of our Airbus agreement, The Company agreed to pay the service fees that Airbus provides the Company with the retrofit solution which will include the Service Bulletin and the material kits including the update of technical and operating manuals pertaining to the aircraft and provision of aircraft configuration control. The timeframe for the completion and testing of this retrofit solution, including the certification, is approximately 16 months from the purchase order issued in August 2018, although there is no guarantee that the project will be successfully completed in the projected timeframe.	On November 30, 2018, in furtherance of a memorandum of understanding signed in March 2018, the Company entered into an agreement with Airbus SAS ("Airbus"), pursuant to which Airbus will develop and certify a complete solution allowing the installation of our "AERKOMM K++" system on Airbus' single aisle aircraft family including the Airbus A319/320/321, for both Current Engine Option (CEO) and New Engine Option (NEO) models. Airbus will also apply for and obtain on our behalf a Supplemental Type Certificate (STC) from the European Aviation Safety Agency, or EASA, as well as from the U.S. Federal Aviation Administration or FAA, for the retrofit system. It is anticipated that the Bilateral Aviation Safety Agreement between EASA and the Civil Aviation Administration of China, or CAAC, will be finalized and go into effect in 2019. Pursuant to the terms of our Airbus agreement, The Company agreed to pay the service fees that Airbus provides the Company with the retrofit solution which will include the Service Bulletin and the material kits including the update of technical and operating manuals pertaining to the aircraft and provision of aircraft configuration control. The timeframe for the completion and testing of this retrofit solution, including the certification, is approximately 16 months from the purchase order issued in August 2018, although there is no guarantee that the project will be successfully completed in the projected timeframe.
Shenzhen Yihe Culture Media Co., Ltd [Member]
Commitments (Textual)
Compensation | $		$ 927,000		$ 309,000		$ 1,200,000
Agreement Expiry Date								Jun. 20, 2022
RMB | Shenzhen Yihe Culture Media Co., Ltd [Member]
Commitments (Textual)
Compensation | ¥	¥ 6,000,000		¥ 6,000,000		¥ 2,000,000		¥ 8,000,000